Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Summary of funded and unfunded Defined Benefit Obligations and Reconciliation of net liability
The following tables summarize the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2020 and 2019:

	Pension plans		Other post-employment benefit plans
($ millions)	2020	2019	2020	2019
Benefit obligation at January 1	723	662	423	385
Current service cost	31	22	14	8
Interest cost	12	13	15	15
Past service costs and settlements	9	2	(165)	—
Administrative expenses	1	1	—	—
Remeasurement losses arising from changes in financial assumptions	38	71	92	52
Remeasurement losses/(gains) arising from changes in demographic assumptions	2	6	(4)	(1)
Remeasurement (gains) arising from experience-related changes	(13)	(5)	(27)	(20)
Currency translation effects	44	1	—	—
Benefit payments	(36)	(15)	(25)	(16)
Contributions of associates	6	5	9	—
Effect of acquisitions, divestments or transfers	—	(40)	—	—
Benefit obligation at December 31	817	723	332	423
Fair value of plan assets at January 1	451	424	—	40
Interest income	7	8	—	1
Return on plan assets excluding interest income	32	36	—	3
Currency translation effects	24	7	—	—
Employer contributions	25	21	16	(28)
Contributions of associates	6	5	9	—
Settlements	(2)	—	—	—
Benefit payments	(36)	(15)	(25)	(16)
Effect of acquisitions, divestments or transfers	12	(35)	—	—
Fair value of plan assets at December 31	519	451	—	—
Funded status	(298)	(272)	(332)	(423)
Limitation on recognition of fund surplus at January 1	(6)	(4)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(11)	(2)
Limitation on recognition of fund surplus at December 31	(17)	(6)
Net liability in the balance sheet at December 31	(315)	(278)	(332)	(423)
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post- employment benefit plans
($ millions)	2020	2019	2020	2019
Net liability at January 1	(278)	(242)	(423)	(345)
Current service cost	(31)	(22)	(14)	(8)
Net interest expense	(5)	(5)	(15)	(14)
Administrative expenses	(1)	(1)	—	—
Past service costs and settlements	(11)	(2)	165	—
Remeasurements	5	(36)	(61)	(28)
Currency translation effects	(20)	6	—	—
Employer contributions	25	21	16	(28)
Effect of acquisitions, divestments or transfers	12	5	—	—
Change in limitation on recognition of fund surplus	(11)	(2)	—	—
Net liability at December 31	(315)	(278)	(332)	(423)

Amounts recognized in the balance sheet
Prepaid benefit cost	24	13	—	—
Accrued benefit liability	(339)	(291)	(332)	(423)

Breakdown of DBO for pension plans by geography and type of member
The following tables provide detail of the DBO for pension plans by geography and type of member and of plan assets based on the geographical locations in which they are held:

	2020
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(251)	(53)	(76)	—	(125)	(505)
Deferred pensioners	(12)	(50)	(32)	(62)	(17)	(173)
Pensioners	(26)	(35)	(26)	(42)	(10)	(139)
Benefit obligation at December 31	(289)	(138)	(134)	(104)	(152)	(817)
Thereof: unfunded plans	51	30	—	—	31	112
Thereof: unfunded portion of funded plans	84	14	115	—	14	227
Prepaid benefit costs and limitation on recognition of fund surplus	—	—	—	(23)	(18)	(41)
Fair value of plan assets at December 31	154	94	19	127	125	519
Funded status	(135)	(44)	(115)	23	(27)	(298)

	2019
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(216)	(40)	(61)	—	(123)	(440)
Deferred pensioners	(12)	(46)	(27)	(54)	(12)	(151)
Pensioners	(16)	(41)	(21)	(44)	(10)	(132)
Benefit obligation at December 31	(244)	(127)	(109)	(98)	(145)	(723)
Thereof: unfunded plans	47	29	—	—	23	99
Thereof: unfunded portion of funded plans	65	18	92	—	17	192
Prepaid benefit costs and limitation on recognition of fund surplus	—	—	—	(11)	(8)	(19)
Fair value of plan assets at December 31	132	80	17	109	113	451
Funded status	(112)	(47)	(92)	11	(32)	(272)

Defined benefit plans assumptions
The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates:

	Pension plans		Other post-employment benefit plans
	2020	2019	2020	2019
Discount rate	1.2%	1.7%	2.3%	3.3%
Expected rate of pension increase	1.1%	1.2%
Expected rate of salary increase	2.4%	3.3%
Interest on savings account	1.0%	1.0%
Current average life expectancy for a 65-year-old male (in years)	20	21	20	21
Current average life expectancy for a 65-year-old female (in years)	23	24	22	23
The following table shows additional details related to the weighted average discount rates for the principal plan for each significant country:

	Pension plans		Other post-employment benefit plans
	2020	2019	2020	2019
Switzerland	0.1%	0.3%
United States	2.4%	3.1%	2.3%	3.3%
Germany	0.8%	1.1%
United Kingdom	1.3%	2.0%
he healthcare cost trend rate assumptions used for other post-employment benefits are as follows:

	2020	2019	2018
Healthcare cost trend rate assumed for next year	6.2%	6.5%	7.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2028	2028	2028

Disclosure of sensitivity analysis for actuarial assumptions
The following table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2020:

($ millions)	Change in 2020 year-end
25 basis point increase in discount rate	(42)
25 basis point decrease in discount rate	46
1 year increase in life expectancy	31
25 basis point increase in rate of pension increase	15
25 basis point decrease in rate of pension increase(1)	(7)
25 basis point increase of interest on savings account	4
25 basis point decrease of interest on savings account	(3)
25 basis point increase in rate of salary increase	6
25 basis point decrease in rate of salary increase	(4)

Fair value of plan assets and asset allocation
The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2020, and 2019:

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2020	2019
Equity securities	15	40	31	32
Debt securities	20	60	46	42
Real estate	5	20	7	7
Alternative investments	0	20	10	15
Cash and other investments	0	15	6	4
Total			100	100

Schedule of expected future cash flows for benefit plans
The following table summarizes expected future cash flows for pension and other post-employment benefit plans as of December 31, 2020:

($ millions)	Pension plans	Other post-employment benefit plans
Expected employer contributions to funded plans
2021 (estimated)	11	—
Expected future benefit payments
2021	44	19
2022	26	21
2023	28	22
2024	32	23
2025	32	23
2026-2030	185	110